Revision of Previously Issued Financial Statements - Schedule of Consolidated Statements of Operations (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 47,800
Cost of revenues	(281,100)
Gross profit	(233,300)
Selling expenses
General and administrative expenses	(3,261,900)
Total operating expenses	(3,261,900)
Loss from operations	(3,495,200)
Changes in fair value of digital assets
Other income	10,400
Total other income (expenses), net	(1,097,900)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(47,800)
Cost of revenues	281,100
Gross profit	233,300
Selling expenses	(28,000)
General and administrative expenses	(1,975,000)
Total operating expenses	(2,003,000)
Loss from operations	(1,769,700)
Changes in fair value of digital assets	1,721,900
Other income	47,800
Total other income (expenses), net	1,769,700
AS Revised [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Selling expenses	(28,000)
General and administrative expenses	(5,236,900)
Total operating expenses	(5,264,900)
Loss from operations	(5,264,900)
Changes in fair value of digital assets	1,721,900
Other income	58,200
Total other income (expenses), net	$ 671,800